Leasing (Details) ₪ in Thousands				12 Months Ended
	Nov. 15, 2023 USD ($)	Mar. 31, 2021 ILS (₪)	Mar. 04, 2020 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Leasing [Line Items]
Monthly payment			₪ 25
Addition amount				₪ 1,029
Lease determined rate				5.00%
Monthly rent		₪ 14
Lease rate				5.00%
Rental liability				₪ 533
Several parking spaces (in Dollars) | $	$ 39,105
Deposit amount				216
Rental liability				1,129
Leasing amount				₪ 447	₪ 489	₪ 510
Second Addendum [Member]
Leasing [Line Items]
Lease determined rate				7.80%